Cover	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity File Number	001-39802
Entity Registrant Name	CLARUS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001817944
Entity Tax Identification Number	85-1231852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 Skokie Boulevard
Entity Address, Address Line Two	Suite 340
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	(847)
Local Phone Number	871-0377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false